Leases - Statement of financial position (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Right-of-use assets	¥ 1,149,656	¥ 1,154,468	¥ 1,090,979
Offices
Leases
Right-of-use assets	728,181	738,682	636,223
Data centers
Leases
Right-of-use assets	356,990	206,258	198,053
Others
Leases
Right-of-use assets	¥ 64,485	¥ 209,528	¥ 256,703